Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Line Items]
Self-insurance reserves	$ 4,871	$ 6,247
Maximum exposure to loss related to involvement with variable interest entity	8,800
Variable interest entity cash deposit to cover contingency	3,700
Non-cancelable purchase obligations for goods	18,100
Carrier and Its Affiliates [Member]
Commitments and Contingencies Disclosure [Line Items]
Non-cancelable purchase obligations for goods	$ 17,700